LEASES AS LESSEE (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Supplemental balance sheet information related to operating lease

	As of
	December 31, 2024	June 30, 2025
	$US	$US
		(Unaudited)
Operating lease right-of-use assets	1,242,524	1,037,959

Operating lease liabilities – current	423,214	432,730
Operating lease liabilities – non-current	755,395	548,771
Total operating lease liabilities	1,178,609	981,501

	For the six months ended June 30,
	2024	2025
	(Unaudited)
Weighted discount rate for the operating lease	3.74%	3.74%
Weighted average remaining lease term	40 months	31 months

Schedule of Supplemental balance sheet information related to financing lease

As of
	December 31, 2024	June 30, 2025
	$US	$US
(Unaudited)
Finance lease right-of-use assets	38,160	—
Finance lease payment liabilities-current	—	—
Total finance lease liabilities	—	—

	For the six months ended June 30,
	2024	2025
	(Unaudited)
Weighted discount rate for the financing lease	3.87%	3.87%
Weighted average remaining lease term	7 months	0 months

Schedule of ease expense

	For the six months ended June 30,
	2024	2025
	$US	$US
	(Unaudited)
Operating leases expense	158,590	213,488
Short-term lease expense	21,329	23,328
Finance lease cost	161,212	38,495
Interest	13,623	20,667
Total	354,754	295,978

Schedule of future minimum payments

For the year ended June 30,	Amount
$US
Remainder of 2025	237,793
2026	450,153
2027	255,370
2028	59,559
2029	16,022
2030 and thereafter	13,352
Total lease payments	1,032,249
Less: imputed interest	(50,748)
Total operating lease liabilities, net of interest	981,501